PREPAYMENTS AND OTHER CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	¥ 59,603	$ 8,395	¥ 17,290
Financing Receivable, Allowance for Credit Loss	20,496	2,887	3,011
JYADK
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	33,985	4,787	9,017
Third Party
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts receivable from third parties	126,570	17,827	115,677
Suppliers
PREPAYMENTS AND OTHER CURRENT ASSETS
Reserve for prepayments and other current assets	0		0
Related party
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due to subsidiaries	151,481	21,335	169,453
Subsidiaries
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due to subsidiaries	¥ 185,466	$ 26,122	¥ 178,453